Note 18 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(18)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended
October
31,
2017
and
2016:

	Quarter ended
Fiscal year ended October 31, 2017	January 31	April 30	July 31	October 31
Net sales	$14,606,252	$15,847,473	$16,432,243	$17,206,880
Gross profit	4,810,399	5,663,039	5,305,787	5,018,702
Selling, general & administrative expenses	5,192,648	5,898,502	5,426,018	5,451,589
Loss before income taxes	(636,367)	(231,270)	(281,065)	(595,507)
Net loss attributable to
Optical Cable Corporation	(615,767)	(239,082)	(295,160)	(588,762)
Basic and diluted net loss per share attributable to Optical Cable Corporation	$(0.09)	$(0.04)	$(0.05)	$(0.09)

	Quarter ended
Fiscal year ended October 31, 2016	January 31	April 30	July 31	October 31
Net sales	$14,047,890	$16,340,153	$16,915,135	$17,312,823
Gross profit	3,502,431	4,551,295	5,461,691	6,209,719
Selling, general & administrative expenses	5,087,481	5,351,577	5,074,839	5,246,838
Loss before income taxes	(1,743,321)	(992,653)	181,003	759,876
Net loss attributable to
Optical Cable Corporation	(1,745,021)	(983,122)	188,163	761,158
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$(0.28)	$(0.15)	$0.03	$0.11